LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 1,925,068	$ 2,450,437	$ 5,912,356	$ 5,809,340	$ 6,008,901	$ 6,747,435
Net cash used in operations			3,850,455	$ 5,522,668	6,579,378	4,231,439
Working capital deficit	(2,723,497)		(2,723,497)		651,381
Accumulated deficit	51,409,407		51,409,407		45,497,051	$ 39,488,150
Secured loan	1,410,270		1,410,270		1,410,270
Net proceeds debt			5,500,000		5,500,000
Working capital deficit	$ 2,723,497		2,723,497		$ (651,381)
Series D Convertible Preferred Stock [Member]
Net proceeds debt			$ 3,200,000